Short-term notes payable (10K)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Short-term notes payable [Abstract]
Short-term notes payable

4.   Short-term note payable

On September 29, 2015, the Company issued a demand note for an aggregate amount of $250 to an affiliate of the Company. This note bears interest at the rate of 10% per annum and both the principal and interest accrued are payable on demand.

7.   Debt:

Short-term notes payable:

In April 2013, the Company borrowed $250 in the form of a demand note from Phoenix Banner Holdings LLC, with an interest rate of 10% per annum. The demand note plus $2 of accrued interest was paid in May 2013.

From August 2013 through December 2013, the Company secured $1,150 in 10% demand notes from related parties and others that was used for working capital and general corporate purposes. In November, the Board of Directors approved the issuance of warrants in addition to the interest on these demand notes. The Company issued 21,667 warrants, 14,583 of which were issued for the notes secured prior to November 6, 2013, and a total of 7,084 warrants were issued for demand notes secured on November 26, and December 13, 2013. The Company ascribed a value of $406, recorded as interest expense, to the warrants issued prior to November 6, 2013, and ascribed a value of $111, recorded as a debt discount to the warrants issued with notes secured after November 6, 2013. The Company recorded $44 in debt discount amortization expense and $67 in loss on extinguishment upon conversion of the notes in 2013. The warrants have a three year life from the date of grant and an exercise price of $0.03. Detail on these demand notes and warrants is as follows:

	Phoenix Banner Holdings LLC		Michael W. Engmann		Kendu Partners Company		JAG Multi Investments		Philip Sassower
Date	Note Amount	Warrants	Note Amount	Warrants	Note Amount	Warrants	Note Amount	Warrants	Note Amount	Warrants
8/2/2013	$250
9/3/2013					$250
9/27/2013			$250
11/1/2013							$125	2,083
11/6/2013		4,167		4,167		4,167
12/13/2013			$150	5,000
12/17/2013									$125	2,083
Total	$250	4,167	$400	9,167	$250	4,167	$125	2,083	$125	2,083

The warrants were valued using the Black Sholes Merton pricing model with the following assumptions:

Date	Expected Term	Volatility	Risk free interest rate	Dividend yield
11/6/2013	Three years	202.9%	0.58%	$0.00
11/26/2013	Three years	200.8%	0.55%	$0.00
12/3/2013	Three years	198.8%	0.68%	$0.00
12/17/2013	Three years	198.0%	0.68%	$0.00

On December 31, 2013, the Company’s note holders converted the notes discussed above into 786 shares of Series D-1 Preferred Stock and 393 shares of Series D-2 preferred Stock.

In November 2013, in addition to the above, the Company borrowed, in the form of demand notes, $60 from an employee of the Company. The notes plus accrued interest of $1 were repaid at December 31, 2013, from the proceeds of the financing.

Line of Credit:

On May 6, 2014, the Company entered into a Credit Agreement with Venture Champion Asia Limited, an affiliate of ICG Global Limited (the “Lender”). Under the terms of the Credit Agreement, for a period of 18 months, the Company was permitted to borrow up to $2,000 in unsecured indebtedness from the Lender. Each draw would have been subject to a 15% original issue discount, so that borrowing the full $2,000 would have resulted in an aggregate of $2,352 in debt with fifty percent (50%) warrant coverage and also could have been converted at the Lender’s option into shares of the Company’s Common Stock at an initial conversion price of $0.0275 per share.

In connection with the Company’s entry into the Credit Agreement, the Company issued to the Lender 10,909 warrants to purchase 10,909 shares of Common Stock. In addition, the Company issued to a third party 655 warrants for assisting in the closing of the Credit Agreement. The warrants had a three-year life and an exercise price of $0.0275 per share. The Company ascribed a value of $258 using the Black Scholes Merton Pricing Model. The warrants valuation was charged to interest expense during the three month period ended June 30, 2014 as the Company concluded it did not have the intent nor the need to draw funds under the line during the term of the agreement.

On February 23, 2015, the Company and the Lender mutually agreed to terminate the Credit Agreement. At the time of the termination of the Credit Agreement, no amount was owed by the Company under the Credit Agreement, and contemporaneously with the termination of the Credit Agreement, the above mentioned warrants were likewise terminated.